WACHOVIA MONEY MARKET FUND
INSTITUTIONAL SHARES

(A PORTFOLIO OF THE WACHOVIA FUNDS)

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SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2000

     The deadlines for the purchase and redemption of Shares of the Fund have been extended to 4:00 p.m. (Eastern time). As such, the affected sections of the prospectus have been revised and will now read as follows:

How To Purchase Shares

     The Fund and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

     If you are a customer of Wachovia Bank, you may purchase Shares by telephone, by mail or in person in accordance with procedures established by Wachovia Bank and set forth in your account agreement.

     Payment may be made to Wachovia bank by check, federal funds, or by debiting your account with Wachovia Bank.

     In order for your purchase to receive that day's dividends, purchase orders and payment by federal funds must be received by 4:00 p.m. (Eastern time).

How To Redeem Shares

     If your redemption request is received by Wachovia Bank by 4:00 p.m. (Eastern time), redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend.

     Proceeds for redemption requests received after 4:00 p.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

     Cusip 929901106


                                                                 October 5, 2000








WACHOVIA MONEY MARKET FUND
WACHOVIA TAX-FREE MONEY MARKET FUND
WACHOVIA U.S. TREASURY MONEY MARKET FUND

INVESTMENT SHARES

(PORTFOLIOS OF THE WACHOVIA FUNDS)

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SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2000 (REVISED MAY 31, 2000)

     The deadlines for the purchase and redemption of Shares have been extended to 4:00 p.m. (Eastern time) for the Money Market Fund and U.S. Treasury Fund and 11:00 a.m. (Eastern time) for the Tax-Free Fund. As such, the affected sections of the prospectus have been revised and will now read as follows:

How To Purchase Shares

     You may purchase Shares through Wachovia Investments, Inc., Wachovia Bank or other Service Organizations.

     The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA INVESTMENTS, WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

     You may purchase Shares by telephone, by mail or in person. Customers of Wachovia Bank should contact their account officer in accordance with procedures set forth in your account agreement.

In order for your purchase to receive that day's dividends:

TAX-FREE FUND

     Purchase orders and payment by federal funds for the Tax-Free Fund must be received by 11:00 a.m. (Eastern time).

MONEY MARKET FUND AND U.S. TREASURY FUND

     Purchase orders and payment by federal funds for the Money Market Fund and U.S. Treasury Fund must be received by 4:00 p.m. (Eastern time).

How To Redeem Shares

THROUGH WACHOVIA INVESTMENTS, WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

BY TELEPHONE

     If your redemption request is received by 11:00 a.m. (Eastern time) for the Tax-Free Fund and 4:00 p.m. (Eastern time) for the Money Market Fund and U.S. Treasury Fund, redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend.

     Proceeds for redemption requests received after 11:00 a.m. (Eastern time) for the Tax-Free Fund and 4:00 p.m. (Eastern time) for the Money Market Fund and
U. S. Treasury Fund will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

     Cusip 929901205
     Cusip 929901403
     Cusip 929901825


                                                                 October 5, 2000




WACHOVIA PRIME CASH MANAGEMENT FUND
WACHOVIA TAX-FREE MONEY MARKET FUND
WACHOVIA U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

(PORTFOLIOS OF THE WACHOVIA FUNDS)

-------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2000 (REVISED MAY 31, 2000)

     The deadlines for the purchase and redemption of Shares have been extended to 4:00 p.m. (Eastern time) for the Prime Cash Management Fund and U.S. Treasury Fund. The deadline for the Tax-Free Fund remains 11:00 a.m. (Eastern time). As such, the affected sections of the prospectuses have been revised and will now read as follows:

How To Purchase Shares

     The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

     If you are a customer of Wachovia Bank, you may purchase Shares by telephone, by mail or in person in accordance with procedures established by Wachovia Bank and set forth in your account agreement.

     Payment may be made to Wachovia bank by check, federal funds, or by debiting your account with Wachovia Bank.

In order for your purchase to receive that day's dividends:

     Purchase orders and payment by federal funds for the Tax-Free Fund must be received by 11:00 a.m. (Eastern time).

     Purchase orders and payment by federal funds for the Prime Cash Management Fund and U.S. Treasury Fund and must be received by 4:00 p.m. (Eastern time).

How To Redeem Shares

     If your redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) for the Tax-Free Fund and by 4:00 p.m. (Eastern time) for the Prime Cash Management Fund and U. S. Treasury Fund, redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend.

     Proceeds for redemption requests received after 11:00 a.m. (Eastern time) for the Tax-Free Fund and 4:00 p.m. (Eastern time) for the Prime Cash Management Fund and U. S. Treasury Fund will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

     Cusip 929901684
     Cusip 929901304
     Cusip 929901833


                                                                 October 5, 2000